Income Taxes (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net Operating Losses	$ 1,719,889	$ 151,797
Stock-based compensation	444,051	150,524
Other	424,675	17,927
Subtotal	2,588,615	320,248
Valuation allowance	(2,584,010)	(297,815)
Deferred tax liabilities:
Depreciation	$ (4,605)	$ (22,433)